Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Securities available for sale	$ 679,350	$ 779,347
Securities held to maturity (fair value of $318,606 at December 31, 2023 and $335,418 at December 31, 2022)	353,988	374,818
Federal Home Loan Bank and Federal Reserve Bank Stock	16,821	17,653
Liabilities
Deposits with stated maturity	918,071
Other borrowings	50,026	86,006
Subordinated debt	39,510	39,433
Subordinated debentures	39,728	39,660
Reciprocal deposits included in deposits with no stated maturity	723,014	555,781
Reciprocal deposits included in deposits with stated maturity	109,006	46,794
Recorded Book Balance
Assets
Cash and due from banks	68,208	70,180
Interest bearing deposits	101,573	4,191
Securities available for sale	679,350	779,347
Securities held to maturity (fair value of $318,606 at December 31, 2023 and $335,418 at December 31, 2022)	353,988	374,818
Federal Home Loan Bank and Federal Reserve Bank Stock	16,821	17,653
Net loans and loans held for sale	3,748,306	3,459,802
Accrued interest receivable	19,044	16,513
Derivative financial instruments	38,683	39,747
Liabilities
Deposits with no stated maturity	3,704,808	3,798,848
Deposits with stated maturity	918,071	580,221
Other borrowings	50,026	86,006
Subordinated debt	39,510	39,433
Subordinated debentures	39,728	39,660
Accrued interest payable	6,534	2,287
Derivative financial instruments	21,835	19,127
Fair Value
Assets
Cash and due from banks	68,208	70,180
Interest bearing deposits	101,573	4,191
Securities available for sale	679,350	779,347
Securities held to maturity (fair value of $318,606 at December 31, 2023 and $335,418 at December 31, 2022)	318,606	335,418
Net loans and loans held for sale	3,453,790	3,185,518
Accrued interest receivable	19,044	16,513
Derivative financial instruments	38,683	39,747
Liabilities
Deposits with no stated maturity	3,704,808	3,798,848
Deposits with stated maturity	914,404	573,739
Other borrowings	49,831	86,006
Subordinated debt	40,352	41,058
Subordinated debentures	38,103	38,982
Accrued interest payable	6,534	2,287
Derivative financial instruments	21,835	19,127
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Cash and due from banks	68,208	70,180
Interest bearing deposits	101,573	4,191
Securities available for sale	0	0
Securities held to maturity (fair value of $318,606 at December 31, 2023 and $335,418 at December 31, 2022)	0	0
Net loans and loans held for sale	0	20,367
Accrued interest receivable	58	1
Derivative financial instruments	0	0
Liabilities
Deposits with no stated maturity	3,704,808	3,798,848
Deposits with stated maturity	0	0
Other borrowings	0	0
Subordinated debt	0	0
Subordinated debentures	0	0
Accrued interest payable	482	415
Derivative financial instruments	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash and due from banks	0	0
Interest bearing deposits	0	0
Securities available for sale	679,350	779,347
Securities held to maturity (fair value of $318,606 at December 31, 2023 and $335,418 at December 31, 2022)	318,606	335,418
Net loans and loans held for sale	12,063	26,518
Accrued interest receivable	6,486	6,503
Derivative financial instruments	38,683	39,747
Liabilities
Deposits with no stated maturity	0	0
Deposits with stated maturity	914,404	573,739
Other borrowings	49,831	86,006
Subordinated debt	40,352	41,058
Subordinated debentures	38,103	38,982
Accrued interest payable	6,052	1,872
Derivative financial instruments	21,835	19,127
Significant Un- observable Inputs (Level 3)
Assets
Cash and due from banks	0	0
Interest bearing deposits	0	0
Securities available for sale	0	0
Securities held to maturity (fair value of $318,606 at December 31, 2023 and $335,418 at December 31, 2022)	0	0
Net loans and loans held for sale	3,441,727	3,138,633
Accrued interest receivable	12,500	10,009
Derivative financial instruments	0	0
Liabilities
Deposits with no stated maturity	0	0
Deposits with stated maturity	0	0
Other borrowings	0	0
Subordinated debt	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Derivative financial instruments	$ 0	$ 0